Accumulated Other Comprehensive Loss - Reclassification Out of Accumulated Other Comprehensive Loss (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassification for the period	$ (100,000)	$ (2,500,000)	$ (400,000)
Pension and OPEB Liability [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassification for the period	(100,000)	(2,500,000)	(400,000)
Pension and OPEB Liability [Member] | Reclassification out of Accumulated Other Comprehensive Income (Loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of unrecognized loss	0
Amortization of prior service cost	100,000
Total before tax	100,000
Tax effect	0
Total reclassification for the period	$ 100,000